                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.  Name and Address of Issuer:

         VANGUARD PENNSYLVANIA TAX-FREE FUND
         THE VANGUARD GROUP, INC.
         c/o Vanguard Financial Center
         P. O. Box 2600
         Valley Forge, Pennsylvania  19482-2600
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2.  Name of each series or class of funds for which this notice is filed:

         VANGUARD PENNSYLVANIA TAX-FREE FUND
         Pennsylvania Money Market Portfolio
         Pennsylvania Insured Long-Term Portfolio
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3.  Investment Company Act of 1940 File No.:  811-4571

     Securities Act of 1933 File No.:  33-2907
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4.  Last day of fiscal year for which this notice is filed:

         11/30/96
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

         N/A                                               [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A
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7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None
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9.  Number and aggregate sale price of securities sold during the fiscal year:

         1,568,536,315     Shares

         $1,886,903,557.   Aggregate Sales Price
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         1,568,536,315     Shares

         $1,886,903,557.   Aggregate Sales Price
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         N/A
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12.  Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the fiscal year in                $  1,886,903,557.
         reliance on rule 24f-2 (from Item 10):                                           -----------------

(ii)     Aggregate price of shares issued in connection with dividend                     +             N/A
         reinvestment plans (from Item 11, if applicable):                                -----------------

(iii)    Aggregate price of shares redeemed or repurchased during the                     -  1,631,920,263.
         fiscal year (if applicable):                                                     -----------------

(iv)     Aggregate price of shares redeemed or repurchased and previously                 +             N/A
         applied as a reduction to filing fees pursuant to rule 24e-2 (if                 -----------------
         applicable):

(v)      Net aggregate price of securities sold and issued during the fiscal                   254,983,294.
         year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii),       -----------------
         plus line (iv) (if applicable):

(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933              x      1/33 of 1%
         or other applicable law or regulation (see Instruction C.6):                     -----------------

(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]                           $       77,267.67
                                                                                          =================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).                             [ ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/
                           _____________________________________________________
                           Raymond J. Klapinsky, Senior Vice President and Secretary

Date:_________________
                           *Please print the name and title of the signing
                            officer below the signature.
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January 30, 1997                                              EXHIBIT "B"



VANGUARD PENNSYLVANIA TAX-FREE FUND
P. O. Box 2600
Valley Forge, PA  19482-2600

Gentlemen:

I am acting as counsel to VANGUARD PENNSYLVANIA TAX-FREE FUND (the "Fund"), in connection with its registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Declaration of Trust, and amendments thereto;
(2) Minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is authorized to issue an unlimited amount of shares of beneficial interest, without par value, from two classes ("Portfolios") of shares, which are designated the Pennsylvania Money Market Portfolio and the Pennsylvania Insured Long-Term Portfolio. On November 30, 1996, the Fund had issued and outstanding a combined total of approximately 1,518,011,742 shares of the Pennsylvania Money Market Portfolio and the Pennsylvania Insured Long-Term Portfolio.

My examination also disclosed the following information:

1. On December 1, 1995 (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended November 30, 1996, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended November 30, 1996, the Fund sold a combined total of approximately 1,568,536 shares of its Pennsylvania Money Market Portfolio and Pennsylvania Insured Long-Term Portfolio having an aggregate sales price of $1,886,903,557 in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act.

4. During the fiscal year ended November 30, 1996, the Fund redeemed 1,389,374,236 shares, having a total aggregate redemption price of $1,631,920,263.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting Trust of the Commonwealth of Pennsylvania, authorized to issue an unlimited amount of shares of beneficial interest, without par value, from one or more series of shares;

2. The proposed registration of the combined total of 1,568,536,315 shares sold by the Fund during the fiscal year ended November 30, 1996, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Trustees to be consistent with the Fund's Declaration of Trust, were lawfully issued, fully paid, and non-assessable;

3. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust and the laws of the Commonwealth of Pennsylvania.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice to be filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,

THE VANGUARD GROUP, INC.



By:      Raymond J. Klapinsky
         Counsel

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